PROVISION FOR CLOSURE AND RECLAMATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROVISION FOR CLOSURE AND RECLAMATION
Provision For Closure And Reclamation, Balance Beginning	$ 695,257	$ 266,790	$ 265,239
Change In Estimate	1,274,339	405,196	0
Accretion	68,135	23,271	1,551
Provision For Closure And Reclamation, Balance Ending	$ 2,037,731	$ 695,257	$ 266,790